Income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss before tax	€ (109,819)	€ (54,294)	€ (49,271)
Theoretical tax rate	25.00%	25.00%	26.50%
Tax benefit at theoretical rate	€ 27,455	€ 13,574	€ 13,057
Tax credits	1,794	1,432	1,078
Permanent differences	(497)	(733)	(497)
Temporary differences	(30)
Tax rate differences	83	55	(80)
Non recognition of deferred tax assets related to tax losses and temporary differences	(28,930)	(14,309)	(13,921)
Impairment loss of deferred tax asset	(481)
Actual income tax benefit	(607)	20	(364)
Current taxes	(62)	(34)	€ (364)
Deferred taxes	€ 545	€ (54)
Effective tax rate	0.06%	0.06%	0.74%
Deferred tax asset	€ 225
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	0
Inventiva Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax expense from derecognition of deferred tax assets	500
Inventiva S.A | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	€ 0	€ 0	€ 0